Condensed Consolidated Statements of Shareholders' Deficit - USD ($) $ in Thousands	Total	S C Health Member [Member]	S C Health Sponsor Member [Member]	PIPE [Member]	Ordinary Shares	Ordinary Shares S C Health Member [Member]	Ordinary Shares S C Health Sponsor Member [Member]	Ordinary Shares PIPE [Member]	Ordinary Shares and Additional Paid-in Capital	Ordinary Shares and Additional Paid-in Capital S C Health Member [Member]	Ordinary Shares and Additional Paid-in Capital S C Health Sponsor Member [Member]	Ordinary Shares and Additional Paid-in Capital PIPE [Member]	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2018					29,215,692
Beginning balance at Dec. 31, 2018	$ 23,906								$ 125,662				$ (101,756)
Increase (Decrease) in Stockholders' Equity
Net loss	$ (50,850)												(50,850)
Exercise of stock options (in shares)	24,750				24,750
Exercise of stock options	$ 33								33
Conversion of convertible notes to ordinary shares (in shares)					2,757
Conversion of convertible notes to ordinary shares	19								19
Issuance of warrants	2,878								2,878
Stock-based compensation	6,229								6,229
Non-cash warrants issued as dividends	(1,838)								(1,838)
Extinguishment of 2019 Convertible Loan Note	18,244								18,244
Ordinary share issuance for acquisition of in-process research and development (Shares)					4,093,916
Ordinary share issuance for acquisition of in-process research and development (Value)	37,638								37,638
Ending balance (in shares) at Dec. 31, 2019					82,792,725
Ending balance at Dec. 31, 2019	36,259								188,865				(152,606)
Increase (Decrease) in Stockholders' Equity
Net loss	(16,426)												(16,426)
Exercise of stock options (in shares)					9,263
Exercise of stock options	20								20
Exercise of warrants (in shares)					13,717
Exercise of warrants	7								7
Stock-based compensation	1,644								1,644
Ordinary share issuance, net of issuance costs (in shares)					366,147
Ordinary share issuance, net of issuance costs	2,087								2,087
Ending balance (in shares) at Mar. 31, 2020					83,181,852
Ending balance at Mar. 31, 2020	23,591								192,623				(169,032)
Beginning balance (in shares) at Dec. 31, 2019					82,792,725
Beginning balance at Dec. 31, 2019	36,259								188,865				(152,606)
Increase (Decrease) in Stockholders' Equity
Net loss	(46,953)
Ending balance (in shares) at Sep. 30, 2020					83,181,852
Ending balance at Sep. 30, 2020	(2,840)								196,719				(199,559)
Beginning balance (in shares) at Dec. 31, 2019					82,792,725
Beginning balance at Dec. 31, 2019	36,259								188,865				(152,606)
Increase (Decrease) in Stockholders' Equity
Net loss	$ (80,277)												(80,277)
Exercise of stock options (in shares)	7,813				7,813
Exercise of stock options	$ 42								42
Conversion of convertible notes to ordinary shares (in shares)					5,523
Conversion of convertible notes to ordinary shares	7								7
Issuance of warrants	360								360
Stock-based compensation	8,043								8,043
Non-cash warrants issued as dividends	0
Ordinary share issuance, net of issuance costs (in shares)					147,432
Ordinary share issuance, net of issuance costs	1,961								1,961
Ordinary share issuance for acquisition of in-process research and development (Shares)					139,879
Ordinary share issuance for acquisition of in-process research and development (Value)	2,298								2,298
Ending balance (in shares) at Dec. 31, 2020					83,539,382
Ending balance at Dec. 31, 2020	(31,307)								201,576				(232,883)
Beginning balance (in shares) at Mar. 31, 2020					83,181,852
Beginning balance at Mar. 31, 2020	23,591								192,623				(169,032)
Increase (Decrease) in Stockholders' Equity
Net loss	(10,003)												(10,003)
Stock-based compensation	2,545								2,545
Ordinary share issuance, net of issuance costs	(126)								(126)
Ending balance (in shares) at Jun. 30, 2020					83,181,852
Ending balance at Jun. 30, 2020	16,007								195,042				(179,035)
Increase (Decrease) in Stockholders' Equity
Net loss	(20,524)												(20,524)
Stock-based compensation	1,677								1,677
Ending balance (in shares) at Sep. 30, 2020					83,181,852
Ending balance at Sep. 30, 2020	(2,840)								196,719				(199,559)
Beginning balance (in shares) at Dec. 31, 2020					83,539,382
Beginning balance at Dec. 31, 2020	(31,307)								201,576				(232,883)
Increase (Decrease) in Stockholders' Equity
Net loss	(64,777)												(64,777)
Exercise of stock options (in shares)					216,670
Exercise of stock options	137								137
Conversion of convertible notes to ordinary shares (in shares)					57,811
Issuance of warrants	263								263
Stock-based compensation	1,725								1,725
Ending balance (in shares) at Mar. 31, 2021					83,813,863
Ending balance at Mar. 31, 2021	(93,959)								203,701				(297,660)
Beginning balance (in shares) at Dec. 31, 2020					83,539,382
Beginning balance at Dec. 31, 2020	(31,307)								201,576				(232,883)
Increase (Decrease) in Stockholders' Equity
Net loss	(153,306)
Ending balance (in shares) at Sep. 30, 2021					126,675,098
Ending balance at Sep. 30, 2021	113,494								499,683				(386,189)
Beginning balance (in shares) at Mar. 31, 2021					83,813,863
Beginning balance at Mar. 31, 2021	(93,959)								203,701				(297,660)
Increase (Decrease) in Stockholders' Equity
Net loss	(30,557)												(30,557)
Exercise of stock options (in shares)					192,064
Exercise of stock options	146								146
Stock-based compensation	1,976								1,976
Ending balance (in shares) at Jun. 30, 2021					84,005,927
Ending balance at Jun. 30, 2021	(122,394)								205,823				(328,217)
Increase (Decrease) in Stockholders' Equity
Net loss	(57,972)												(57,972)
Exercise of stock options (in shares)					57,123
Exercise of stock options	86								86
Exercise of warrants (in shares)					4,057,307
Exercise of warrants	379								379
Conversion of convertible notes to ordinary shares (in shares)					15,896,210
Conversion of convertible notes to ordinary shares	181,404								181,404
Equity consideration issued (in shares)						1,777,031	10,562,500	10,000,000
Equity consideration issued		$ 17,966	$ 50,000	$ 100,000						$ 17,966	$ 50,000	$ 100,000
Stock-based compensation	2,155								2,155
Transaction costs	(43,825)								(43,825)
Non-cash fair value of assumed liability-classified ordinary share warrants	(14,305)								(14,305)
Ordinary share issuance, net of issuance costs (in shares)					319,000
Ending balance (in shares) at Sep. 30, 2021					126,675,098
Ending balance at Sep. 30, 2021	$ 113,494								$ 499,683				$ (386,189)